Intangible assets and goodwill	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill.
Intangible assets and goodwill

15.  Intangible assets and goodwill

			Non-				Other
			contractual	Trademarks		Patents	software,
		CV	customer	and	Website	and	licenses and
(in thousands of Russian Roubles)	Goodwill	database	relationships	domains	software	copyrights	other	Total
Cost
Balance at January 1, 2020	6,954,183	635,605	2,043,760	1,526,889	163,466	5,735	88,743	11,418,381
Acquisition through business combinations (note 8)	2,912,610	102,308	582,466	375,724	82,549	—	4,874	4,060,531
Additions arising from internal development	—	—	—	—	15,040	—	—	15,040
Other additions	—	—	—	—	10,973	1,588	56,053	68,614
Disposals	—	—	—	—	(59,545)	(874)	(72,265)	(132,684)
Foreign currency translation difference	8,431	—	—	(176)	25	24	88	8,392
Balance at December 31, 2020	9,875,224	737,913	2,626,226	1,902,437	212,508	6,473	77,493	15,438,274
Amortization
Balance at January 1, 2020	—	235,725	783,441	583,022	73,713	4,440	50,440	1,730,781
Amortization for the year	—	63,562	204,376	152,559	32,824	2,333	69,309	524,963
Disposals	—	—	—	—	(59,545)	(860)	(72,265)	(132,670)
Foreign currency translation difference	—	—	—	(22)	—	—	37	15
Balance at December 31, 2020	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Net book value
At December 31, 2020	9,875,224	438,626	1,638,409	1,166,878	165,516	560	29,970	13,315,183

			Non-				Other
			contractual	Trademarks		Patents	software,
		CV	customer	and	Website	and	licenses and
(in thousands of Russian Roubles)	Goodwill	database	relationships	domains	software	copyrights	other	Total
Cost
Balance at January 1, 2019	6,989,255	635,605	2,043,760	1,519,855	198,620	4,440	53,303	11,444,838
Additions arising from internal development	—	—	—	—	31,930	—	—	31,930
Other additions	—	—	—	7,115	5,175	1,722	59,983	73,995
Disposals	—	—	—	—	(72,259)	(166)	(24,222)	(96,647)
Foreign currency translation difference	(35,072)	—	—	(81)	—	(261)	(321)	(35,735)
Balance at December 31, 2019	6,954,183	635,605	2,043,760	1,526,889	163,466	5,735	88,743	11,418,381
Amortization
Balance at January 1, 2019	—	172,164	579,065	430,630	95,932	2,841	20,346	1,300,978
Amortization for the year	—	63,561	204,376	152,411	46,794	1,776	54,621	523,539
Disposals	—	—	—	—	(69,013)	(166)	(24,222)	(93,401)
Foreign currency translation difference	—	—	—	(19)	—	(11)	(305)	(335)
Balance at December 31, 2019	—	235,725	783,441	583,022	73,713	4,440	50,440	1,730,781
Net book value
At December 31, 2019	6,954,183	399,880	1,260,319	943,867	89,753	1,295	38,303	9,687,600

Impairment test

Goodwill as at December 31, 2020 of RUB 9,875,224 thousand is attributable to the acquisition of 100% ownership interest in HeadHunter in 2016 (see note 2(a)) and the acquisition of 100% ownership interest in Zarplata in 2020 (see note 8).

Carrying amount of goodwill allocated to each of the CGUs:

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
HeadHunter “Russia” operating segment	6,607,362	6,607,362
HeadHunter “Kazakhstan” operating segment	178,380	164,853
HeadHunter “Belarus” operating segment	176,872	181,968
Zarplata operating segment	2,912,610	—
Total goodwill	9,875,224	6,954,183

At December 31, 2020 management estimated the recoverable amount of the Group’s cash-generating units (“CGU”).

The recoverable amount of the HeadHunter CGUs represented its fair value less costs of disposal on the basis of quoted prices of Company’s ordinary shares (Level 1) on the estimated portion attributable to each respective CGU. At December 31, 2020 the estimated recoverable amounts of all CGUs exceeded their carrying amounts. No reasonably possible change in the fair value less costs of disposal of CGUs would result in the impairment.

The recoverable amount of Zarplata CGU represented its fair value less costs of disposal on the basis of company valuation performed by external appraisers as part of the acquisition accounting (Level 3) close to the end of 2020. The key assumptions used in the fair value estimation represented management’s assessment of future trends in CGU’s business and were based on the relevant external and internal historical data. Cash flows were projected based on past experience, actual operating results and the Group’s five-year business plan and based on the following key assumptions: revenue annual average growth rate, terminal growth rate and discount rate. The pre-tax discount rate applied to the cash flow projections is 15.2% and the terminal growth rate for the free cash flows is 2.5%, while the annual average revenue growth rate in the period 2021-2025 is set in accordance with the past and forecasted industry growth trends and is consistent with the most recent actual performance of the CGU. No reasonable changes in key assumptions used in the estimation lead to the impairment of the CGU as at reporting date.